Loss Per Share	9 Months Ended
Sep. 30, 2021
Loss Per Share
Loss Per Share
22.	Loss Per Share

Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 on computation of earnings per share for the nine months ended September 30, 2020 and 2021 as follows:

	Nine Months Ended September 30,
	2020	2021
Numerator:
Net loss	(3,915,459)	(1,873,520)
Accretion on redeemable non-controlling interests to redemption value	(205,864)	(6,519,698)
Net loss attributable to non-controlling interests	2,703	131
Net loss attributable to ordinary shareholders of NIO Inc. for basic/dilutive net loss per share	(4,118,620)	(8,393,087)
Denominator:
Weighted-average number of ordinary shares outstanding – basic and diluted	1,100,928,485	1,561,225,055
Basic and diluted net loss per share attributable to ordinary shareholders of NIO Inc	(3.74)	(5.38)

For the nine months ended September 30, 2020 and 2021, the Company had potential ordinary shares, including non-vested restricted shares, option granted and Convertible Notes. As the Group incurred losses for the nine months ended September 30, 2020 and 2021, these potential ordinary shares were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company. Such weighted average numbers of ordinary shares outstanding are as following:

	Nine Months Ended September 30,
	2020	2021
Outstanding weighted average options granted	50,760	57,438,555
Convertible notes	233,489	47,836,368
Total	284,249	105,274,923